Long-Term Debt (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Long-term debt	$ 51,298	$ 13,964
Periodic payment of long term debt	103
Amortization period	20 years
Contractual principal maturities of long-term debt [Abstract]
2013	0
2014	3,496
2015	51
2016	51
2017	7,552
Thereafter	40,148
Long-term debt	51,298	13,964
Note payable FHLB Dated 03/04/05 [Member]
Debt Instrument [Line Items]
Long-term debt		5,000
Issuance date for long term date	Mar. 04, 2005
Face amount of long term debt	5,000
Interest rate on long term debt (in hundredths)	4.165%
Maturity date of long term debt	Mar. 04, 2015
Contractual principal maturities of long-term debt [Abstract]
Long-term debt		5,000
Note payable FHLB Dated 06/29/05 [Member]
Debt Instrument [Line Items]
Long-term debt		5,000
Issuance date for long term date	Jun. 09, 2005
Face amount of long term debt	5,000
Interest rate on long term debt (in hundredths)	3.76%
Maturity date of long term debt	Jun. 29, 2015
Contractual principal maturities of long-term debt [Abstract]
Long-term debt		5,000
Note payable FHLB Dated 08/23/05 [Member]
Debt Instrument [Line Items]
Long-term debt	352	402
Issuance date for long term date	Aug. 23, 2005
Face amount of long term debt	750,000
Interest rate on long term debt (in hundredths)	0.00%
Maturity date of long term debt	Aug. 24, 2020
Contractual principal maturities of long-term debt [Abstract]
Long-term debt	352	402
Re-structured note payable FHLB dated 08/29/12 with interest rate 3.53% [Member]
Debt Instrument [Line Items]
Long-term debt	12,500
Issuance date for long term date	Aug. 29, 2012
Face amount of long term debt	12,500
Interest rate on long term debt (in hundredths)	3.53%
Maturity date of long term debt	Aug. 29, 2019
Contractual principal maturities of long-term debt [Abstract]
Long-term debt	12,500
Re-structured note payable FHLB dated 08/29/12 with interest rate 3.70% [Member]
Debt Instrument [Line Items]
Long-term debt	12,500
Issuance date for long term date	Aug. 29, 2012
Face amount of long term debt	12,500
Interest rate on long term debt (in hundredths)	3.70%
Maturity date of long term debt	Aug. 29, 2019
Contractual principal maturities of long-term debt [Abstract]
Long-term debt	12,500
Re-structured note payable FHLB dated 08/29/12 with interest rate of 2.73% [Member]
Debt Instrument [Line Items]
Long-term debt	5,000
Issuance date for long term date	Aug. 29, 2012
Face amount of long term debt	5,000
Interest rate on long term debt (in hundredths)	2.73%
Maturity date of long term debt	Aug. 29, 2018
Contractual principal maturities of long-term debt [Abstract]
Long-term debt	5,000
Re-structured note payable FHLB dated 08/29/12 with interest rate of 3.74% [Member]
Debt Instrument [Line Items]
Long-term debt	5,000
Issuance date for long term date	Aug. 29, 2012
Face amount of long term debt	5,000
Interest rate on long term debt (in hundredths)	3.74%
Maturity date of long term debt	Aug. 29, 2019
Contractual principal maturities of long-term debt [Abstract]
Long-term debt	5,000
Re-structured note payable FHLB dated 08/29/12 with interest rate of 2.43% [Member]
Debt Instrument [Line Items]
Long-term debt	7,500
Issuance date for long term date	Aug. 29, 2012
Face amount of long term debt	7,500
Interest rate on long term debt (in hundredths)	2.43%
Maturity date of long term debt	Aug. 29, 2017
Contractual principal maturities of long-term debt [Abstract]
Long-term debt	7,500
Re-structured note payable FHLB dated 08/29/12 with interest rate of 2.86% [Member]
Debt Instrument [Line Items]
Long-term debt	5,000
Issuance date for long term date	Aug. 29, 2012
Face amount of long term debt	5,000
Interest rate on long term debt (in hundredths)	2.86%
Maturity date of long term debt	Aug. 29, 2018
Contractual principal maturities of long-term debt [Abstract]
Long-term debt	5,000
Notes Payable [Member]
Debt Instrument [Line Items]
Long-term debt	0	17
Face amount of long term debt	250
Interest rate on long term debt (in hundredths)	3.20%
Maturity date of long term debt	Dec. 31, 2013
Periodic payment of long term debt	3
Contractual principal maturities of long-term debt [Abstract]
Long-term debt	0	17
Holding Company Note Payable to Community Bankers Bank [Member]
Debt Instrument [Line Items]
Long-term debt	3,446	3,545
Interest rate on long term debt (in hundredths)	6.75%
Maturity date of long term debt	Apr. 30, 2014
Periodic payment of long term debt	28
Amortization period	20 years
Contractual principal maturities of long-term debt [Abstract]
Long-term debt	$ 3,446	$ 3,545